Offerings	Nov. 19, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.625% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2055
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-272237)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.550% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2055
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-272237)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.